FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-6

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA-6

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-6

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-6 indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-6 as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Emerging Markets Equity Class I Shares
Invesco V.I. High Yield Series I Shares	MS VIF Global Strategist Class I Shares
Janus Henderson - Balanced Institutional Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Global Research Institutional Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-6 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-6 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA-6 since 2014.

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class A Shares	44,672.182	$1,297,898	$1,645,276	$1	$1,645,277	32,040	$51.350304	$51.350304
AB Large Cap Growth Class A Shares	47,123.208	2,234,801	4,386,699	(7)	4,386,692	63,241	69.365125	69.365125
Alger Growth & Income Class I-2 Shares	116,345.110	1,800,773	3,435,671	(4)	3,435,667	62,123	55.304481	55.304481
BNY Mellon VIF Appreciation Initial Shares	51,066.335	2,023,298	2,743,284	5	2,743,289	50,467	54.358333	54.358333
BNY Mellon VIF Opportunistic Small Cap Initial Shares	20,333.016	786,236	1,174,638	-	1,174,638	34,714	33.837997	33.837997
Invesco V.I. High Yield Series I Shares	73,364.713	389,572	383,697	(6)	383,691	265,963	1.442647	1.442647
Janus Henderson - Balanced Institutional Shares	138,708.444	4,334,499	6,965,938	(27)	6,965,911	111,303	62.585348	62.585348
Janus Henderson - Global Research Institutional Shares	35,195.844	1,281,453	2,508,760	1	2,508,761	69,422	36.137968	36.137968
MFS® Growth Initial Class	31,767.757	1,375,115	2,521,089	1	2,521,090	34,082	73.971801	73.971801
MFS® Investors Trust Initial Class	28,816.393	814,980	1,288,669	5	1,288,674	29,087	44.304161	44.304161
MFS® Research Initial Class	14,866.865	414,404	573,712	(1)	573,711	11,428	50.201209	50.201209
MS VIF Core Plus Fixed Income Class I Shares	71,991.808	773,230	753,754	1	753,755	34,903	21.595416	21.595416
MS VIF Emerging Markets Equity Class I Shares	20,937.061	301,206	379,170	-	379,170	11,783	32.180178	32.180178
MS VIF Global Strategist Class I Shares	34,787.872	348,547	393,103	-	393,103	18,634	21.096519	21.096519
TA BlackRock Government Money Market Initial Class	1,198,080.320	1,198,080	1,198,080	(6)	1,198,074	1,100,171	1.088989	1.088989
TA WMC US Growth Initial Class	314,533.615	9,225,801	14,298,698	35	14,298,733	177,720	80.456415	80.456415

See accompanying notes	2

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Growth and Income Class A Shares	AB Large Cap Growth Class A Shares	Alger Growth & Income Class I- 2 Shares	BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,744,793	$3,215,868	$2,687,237	$2,164,395	$1,070,369

Investment Income:
Reinvested Dividends	20,242	-	36,236	16,204	5,998
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,894	45,060	34,691	27,902	12,304

Net Investment Income (Loss)	2,348	(45,060)	1,545	(11,698)	(6,306)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	69,253	259,880	12,701	167,349	-
Realized Gain (Loss) on Investments	72,980	316,575	84,397	18,744	21,420

Net Realized Capital Gains (Losses) on Investments	142,233	576,455	97,098	186,093	21,420
Net Change in Unrealized Appreciation (Depreciation)	(179,492)	464,122	239,522	231,616	144,584

Net Gain (Loss) on Investment	(37,259)	1,040,577	336,620	417,709	166,004

Net Increase (Decrease) in Net Assets Resulting from Operations	(34,911)	995,517	338,165	406,011	159,698

Increase (Decrease) in Net Assets from Contract Transactions	(260,651)	(435,368)	(75,533)	(212,391)	(86,533)

Total Increase (Decrease) in Net Assets	(295,562)	560,149	262,632	193,620	73,165

Net Assets as of December 31, 2020:	$1,449,231	$3,776,017	$2,949,869	$2,358,015	$1,143,534

Investment Income:
Reinvested Dividends	13,432	-	36,812	11,006	1,385
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,403	53,903	43,382	33,765	16,602

Net Investment Income (Loss)	(7,971)	(53,903)	(6,570)	(22,759)	(15,217)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	275,423	231,049	234,749	-
Realized Gain (Loss) on Investments	86,128	296,187	300,852	79,169	80,889

Net Realized Capital Gains (Losses) on Investments	86,128	571,610	531,901	313,918	80,889
Net Change in Unrealized Appreciation (Depreciation)	290,224	447,904	320,140	276,694	104,663

Net Gain (Loss) on Investment	376,352	1,019,514	852,041	590,612	185,552

Net Increase (Decrease) in Net Assets Resulting from Operations	368,381	965,611	845,471	567,853	170,335

Increase (Decrease) in Net Assets from Contract Transactions	(172,335)	(354,936)	(359,673)	(182,579)	(139,231)

Total Increase (Decrease) in Net Assets	196,046	610,675	485,798	385,274	31,104

Net Assets as of December 31, 2021:	$1,645,277	$4,386,692	$3,435,667	$2,743,289	$1,174,638

See Accompanying Notes.	3

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco V.I. High Yield Series I Shares	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Research Institutional Shares	MFS® Growth Initial Class	MFS® Investors Trust Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$488,049	$5,988,155	$2,196,487	$1,942,029	$1,350,472

Investment Income:
Reinvested Dividends	25,972	142,510	17,138	-	7,266
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,861	79,129	28,107	27,957	15,829

Net Investment Income (Loss)	20,111	63,381	(10,969)	(27,957)	(8,563)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	57,516	109,756	134,720	34,755
Realized Gain (Loss) on Investments	(2,160)	155,611	84,359	95,630	60,733

Net Realized Capital Gains (Losses) on Investments	(2,160)	213,127	194,115	230,350	95,488
Net Change in Unrealized Appreciation (Depreciation)	(11,524)	430,046	189,191	359,213	33,195

Net Gain (Loss) on Investment	(13,684)	643,173	383,306	589,563	128,683

Net Increase (Decrease) in Net Assets Resulting from Operations	6,427	706,554	372,337	561,606	120,120

Increase (Decrease) in Net Assets from Contract Transactions	(38,909)	(227,737)	(150,645)	(103,611)	(194,682)

Total Increase (Decrease) in Net Assets	(32,482)	478,817	221,692	457,995	(74,562)

Net Assets as of December 31, 2020:	$455,567	$6,466,972	$2,418,179	$2,400,024	$1,275,910

Investment Income:
Reinvested Dividends	18,244	74,033	12,765	-	7,831
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,386	89,299	33,442	32,668	17,683

Net Investment Income (Loss)	12,858	(15,266)	(20,677)	(32,668)	(9,852)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	37,594	116,118	321,791	39,378
Realized Gain (Loss) on Investments	(72)	324,063	213,716	295,310	136,006

Net Realized Capital Gains (Losses) on Investments	(72)	361,657	329,834	617,101	175,384
Net Change in Unrealized Appreciation (Depreciation)	(1,525)	622,758	69,998	(107,478)	131,332

Net Gain (Loss) on Investment	(1,597)	984,415	399,832	509,623	306,716

Net Increase (Decrease) in Net Assets Resulting from Operations	11,261	969,149	379,155	476,955	296,864

Increase (Decrease) in Net Assets from Contract Transactions	(83,137)	(470,210)	(288,573)	(355,889)	(284,100)

Total Increase (Decrease) in Net Assets	(71,876)	498,939	90,582	121,066	12,764

Net Assets as of December 31, 2021:	$383,691	$6,965,911	$2,508,761	$2,521,090	$1,288,674

See Accompanying Notes.	4

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MFS® Research Initial Class	MS VIF Core Plus Fixed Income Class I Shares	MS VIF Emerging Markets Equity Class I Shares	MS VIF Global Strategist Class I Shares	TA BlackRock Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$517,928	$1,472,439	$421,103	$378,905	$759,221

Investment Income:
Reinvested Dividends	3,518	26,398	4,962	4,921	2,238
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,570	13,631	4,921	4,577	14,234

Net Investment Income (Loss)	(3,052)	12,767	41	344	(11,996)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,393	9,650	6,021	25,182	-
Realized Gain (Loss) on Investments	17,870	68,092	258	5,519	-

Net Realized Capital Gains (Losses) on Investments	37,263	77,742	6,279	30,701	-
Net Change in Unrealized Appreciation (Depreciation)	36,656	(16,606)	35,635	(2,049)	-

Net Gain (Loss) on Investment	73,919	61,136	41,914	28,652	-

Net Increase (Decrease) in Net Assets Resulting from Operations	70,867	73,903	41,955	28,996	(11,996)

Increase (Decrease) in Net Assets from Contract Transactions	(37,208)	(613,602)	(35,338)	(37,603)	531,571

Total Increase (Decrease) in Net Assets	33,659	(539,699)	6,617	(8,607)	519,575

Net Assets as of December 31, 2020:	$551,587	$932,740	$427,720	$370,298	$1,278,796

Investment Income:
Reinvested Dividends	3,179	30,976	3,479	7,108	45
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,941	10,851	5,598	5,217	16,703

Net Investment Income (Loss)	(4,762)	20,125	(2,119)	1,891	(16,658)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,304	51,340	-	12,976	-
Realized Gain (Loss) on Investments	58,508	10,404	20,026	2,681	-

Net Realized Capital Gains (Losses) on Investments	91,812	61,744	20,026	15,657	-
Net Change in Unrealized Appreciation (Depreciation)	36,790	(98,395)	(9,561)	8,104	-

Net Gain (Loss) on Investment	128,602	(36,651)	10,465	23,761	-

Net Increase (Decrease) in Net Assets Resulting from Operations	123,840	(16,526)	8,346	25,652	(16,658)

Increase (Decrease) in Net Assets from Contract Transactions	(101,716)	(162,459)	(56,896)	(2,847)	(64,064)

Total Increase (Decrease) in Net Assets	22,124	(178,985)	(48,550)	22,805	(80,722)

Net Assets as of December 31, 2021:	$573,711	$753,755	$379,170	$393,103	$1,198,074

See Accompanying Notes.	5

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

TA WMC US Growth Initial Class
Subaccount

Net Assets as of December 31, 2019:	$11,041,051

Investment Income:
Reinvested Dividends	12,271
Investment Expense:
Mortality and Expense Risk and Administrative Charges	154,267

Net Investment Income (Loss)	(141,996)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	893,335
Realized Gain (Loss) on Investments	678,035

Net Realized Capital Gains (Losses) on Investments	1,571,370
Net Change in Unrealized Appreciation (Depreciation)	2,180,982

Net Gain (Loss) on Investment	3,752,352

Net Increase (Decrease) in Net Assets Resulting from Operations	3,610,356

Increase (Decrease) in Net Assets from Contract Transactions	(1,320,824)

Total Increase (Decrease) in Net Assets	2,289,532

Net Assets as of December 31, 2020:	$13,330,583

Investment Income:
Reinvested Dividends	10,688
Investment Expense:
Mortality and Expense Risk and Administrative Charges	185,133

Net Investment Income (Loss)	(174,445)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,975,430
Realized Gain (Loss) on Investments	767,344

Net Realized Capital Gains (Losses) on Investments	2,742,774
Net Change in Unrealized Appreciation (Depreciation)	(157,155)

Net Gain (Loss) on Investment	2,585,619

Net Increase (Decrease) in Net Assets Resulting from Operations	2,411,174

Increase (Decrease) in Net Assets from Contract Transactions	(1,443,024)

Total Increase (Decrease) in Net Assets	968,150

Net Assets as of December 31, 2021:	$14,298,733

See Accompanying Notes.	6

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA-6 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® and CatalystSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount
AB Variable Products Series Fund, Inc.:
AB Growth and Income Class A Shares
AB Large Cap Growth Class A Shares
The Alger Portfolios:
Alger Growth & Income Class I-2 Shares
BNY Mellon Variable Investment Funds
BNY Mellon VIF Appreciation Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :
Invesco V.I. High Yield Series I Shares
Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares
Janus Henderson - Global Research Institutional Shares
MFS® Variable Insurance Trust:
MFS® Growth Initial Class
MFS® Investors Trust Initial Class
MFS® Research Initial Class
Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares
MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares
Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class
TA WMC US Growth Initial Class

Mutual Fund
AB Variable Products Series Fund, Inc.:
AB Growth and Income Portfolio Class A Shares
AB Large Cap Growth Portfolio Class A Shares
The Alger Portfolios:
Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Funds
BNY Mellon VIF Appreciation Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :
Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:
Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:
MFS® Growth Series Initial Class
MFS® Investors Trust Series Initial Class
MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares
MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares
Transamerica Series Trust:
Transamerica BlackRock Government Money Market VP Initial Class
Transamerica WMC US Growth VP Initial Class

7

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

8

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Growth and Income Class A Shares	$16,427	$196,733
AB Large Cap Growth Class A Shares	275,424	408,839
Alger Growth & Income Class I-2 Shares	332,697	467,891
BNY Mellon VIF Appreciation Initial Shares	431,800	402,390
BNY Mellon VIF Opportunistic Small Cap Initial Shares	1,755	156,203
Invesco V.I. High Yield Series I Shares	39,348	109,624
Janus Henderson - Balanced Institutional Shares	342,201	790,059
Janus Henderson - Global Research Institutional Shares	176,476	369,607
MFS® Growth Initial Class	322,701	389,468
MFS® Investors Trust Initial Class	97,631	352,206
MFS® Research Initial Class	36,483	109,658
MS VIF Core Plus Fixed Income Class I Shares	93,405	184,399
MS VIF Emerging Markets Equity Class I Shares	13,680	72,695
MS VIF Global Strategist Class I Shares	23,542	11,522
TA BlackRock Government Money Market Initial Class	52,061	132,833
TA WMC US Growth Initial Class	2,239,499	1,881,544

9

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Growth and Income Class A Shares	72	(3,719)	(3,647)	558	(8,418)	(7,860)
AB Large Cap Growth Class A Shares	-	(6,033)	(6,033)	6	(9,600)	(9,594)
Alger Growth & Income Class I-2 Shares	1,451	(8,620)	(7,169)	1,471	(3,728)	(2,257)
BNY Mellon VIF Appreciation Initial Shares	4,067	(8,014)	(3,947)	267	(6,808)	(6,541)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	14	(4,133)	(4,119)	1	(4,167)	(4,166)
Invesco V.I. High Yield Series I Shares	14,929	(74,197)	(59,268)	9,542	(39,492)	(29,950)
Janus Henderson - Balanced Institutional Shares	4,121	(12,304)	(8,183)	4,946	(10,249)	(5,303)
Janus Henderson - Global Research Institutional Shares	1,523	(10,069)	(8,546)	68	(5,994)	(5,926)
MFS® Growth Initial Class	22	(5,487)	(5,465)	97	(2,182)	(2,085)
MFS® Investors Trust Initial Class	1,403	(8,350)	(6,947)	176	(6,993)	(6,817)
MFS® Research Initial Class	1	(2,103)	(2,102)	61	(1,146)	(1,085)
MS VIF Core Plus Fixed Income Class I Shares	513	(8,088)	(7,575)	616	(29,461)	(28,845)
MS VIF Emerging Markets Equity Class I Shares	302	(2,025)	(1,723)	95	(1,603)	(1,508)
MS VIF Global Strategist Class I Shares	165	(299)	(134)	182	(2,431)	(2,249)
TA BlackRock Government Money Market Initial Class	48,625	(107,196)	(58,571)	658,355	(180,333)	478,022
TA WMC US Growth Initial Class	3,666	(23,211)	(19,545)	3,257	(27,329)	(24,072)

10

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Growth and Income Class A Shares	$3,438	$(175,773)	$(172,335)	$19,780	$(280,431)	$(260,651)
AB Large Cap Growth Class A Shares	—	(354,936)	(354,936)	275	(435,643)	(435,368)
Alger Growth & Income Class I-2 Shares	64,985	(424,658)	(359,673)	56,545	(132,078)	(75,533)
BNY Mellon VIF Appreciation Initial Shares	186,387	(368,966)	(182,579)	9,716	(222,107)	(212,391)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	459	(139,690)	(139,231)	20	(86,553)	(86,533)
Invesco V.I. High Yield Series I Shares	21,167	(104,304)	(83,137)	12,452	(51,361)	(38,909)
Janus Henderson - Balanced Institutional Shares	233,203	(703,413)	(470,210)	243,170	(470,907)	(227,737)
Janus Henderson - Global Research Institutional Shares	47,947	(336,520)	(288,573)	1,782	(152,427)	(150,645)
MFS® Growth Initial Class	1,350	(357,239)	(355,889)	5,434	(109,045)	(103,611)
MFS® Investors Trust Initial Class	50,709	(334,809)	(284,100)	5,231	(199,913)	(194,682)
MFS® Research Initial Class	43	(101,759)	(101,716)	2,321	(39,529)	(37,208)
MS VIF Core Plus Fixed Income Class I Shares	11,196	(173,655)	(162,459)	13,245	(626,847)	(613,602)
MS VIF Emerging Markets Equity Class I Shares	10,297	(67,193)	(56,896)	2,557	(37,895)	(35,338)
MS VIF Global Strategist Class I Shares	3,481	(6,328)	(2,847)	3,251	(40,854)	(37,603)
TA BlackRock Government Money Market Initial Class	53,345	(117,409)	(64,064)	731,786	(200,215)	531,571
TA WMC US Growth Initial Class	255,707	(1,698,731)	(1,443,024)	188,350	(1,509,174)	(1,320,824)

11

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Growth and Income Class A Shares
12/31/2021	32,040	$51.35	to	$51.35	$1,645,277	0.84%	1.35%	to	1.35%	26.45%	to	26.45%
12/31/2020	35,687	40.61	to	40.61	1,449,231	1.52	1.35	to	1.35	1.35	to	1.35
12/31/2019	43,547	40.07	to	40.07	1,744,793	1.25	1.35	to	1.35	22.26	to	22.26
12/31/2018	48,654	32.77	to	32.77	1,594,443	0.99	1.35	to	1.35	(6.87)	to	(6.87)
12/31/2017	53,578	35.19	to	35.19	1,885,374	1.41	1.35	to	1.35	17.35	to	17.35

AB Large Cap Growth Class A Shares
12/31/2021	63,241	69.37	to	69.37	4,386,692	-	1.35	to	1.35	27.26	to	27.26
12/31/2020	69,274	54.51	to	54.51	3,776,017	-	1.35	to	1.35	33.68	to	33.68
12/31/2019	78,868	40.78	to	40.78	3,215,868	-	1.35	to	1.35	32.90	to	32.90
12/31/2018	83,925	30.68	to	30.68	2,574,862	-	1.35	to	1.35	1.20	to	1.20
12/31/2017	97,504	30.32	to	30.32	2,955,870	-	1.35	to	1.35	30.23	to	30.23

Alger Growth & Income Class I-2 Shares
12/31/2021	62,123	55.30	to	55.30	3,435,667	1.14	1.35	to	1.35	29.91	to	29.91
12/31/2020	69,292	42.57	to	42.57	2,949,869	1.40	1.35	to	1.35	13.35	to	13.35
12/31/2019	71,549	37.56	to	37.56	2,687,237	1.60	1.35	to	1.35	27.75	to	27.75
12/31/2018	76,579	29.40	to	29.40	2,251,413	1.65	1.35	to	1.35	(5.89)	to	(5.89)
12/31/2017	86,208	31.24	to	31.24	2,693,103	1.54	1.35	to	1.35	19.71	to	19.71

BNY Mellon VIF Appreciation Initial Shares
12/31/2021	50,467	54.36	to	54.36	2,743,289	0.44	1.35	to	1.35	25.44	to	25.44
12/31/2020	54,414	43.33	to	43.33	2,358,015	0.78	1.35	to	1.35	22.04	to	22.04
12/31/2019	60,955	35.51	to	35.51	2,164,395	1.16	1.35	to	1.35	34.28	to	34.28
12/31/2018	66,014	26.44	to	26.44	1,745,559	1.23	1.35	to	1.35	(8.10)	to	(8.10)
12/31/2017	77,588	28.77	to	28.77	2,232,449	1.34	1.35	to	1.35	25.64	to	25.64

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2021	34,714	33.84	to	33.84	1,174,638	0.11	1.35	to	1.35	14.91	to	14.91
12/31/2020	38,833	29.45	to	29.45	1,143,534	0.65	1.35	to	1.35	18.30	to	18.30
12/31/2019	42,999	24.89	to	24.89	1,070,369	-	1.35	to	1.35	20.16	to	20.16
12/31/2018	45,455	20.72	to	20.72	941,701	-	1.35	to	1.35	(20.16)	to	(20.16)
12/31/2017	51,029	25.95	to	25.95	1,324,133	-	1.35	to	1.35	23.02	to	23.02

Invesco V.I. High Yield Series I Shares
12/31/2021	265,963	1.44	to	1.44	383,691	4.55	1.35	to	1.35	2.99	to	2.99
12/31/2020	325,231	1.40	to	1.40	455,567	5.95	1.35	to	1.35	1.94	to	1.94
12/31/2019	355,181	1.37	to	1.37	488,049	5.70	1.35	to	1.35	12.00	to	12.00
12/31/2018	412,258	1.23	to	1.23	505,792	4.75	1.35	to	1.35	(4.65)	to	(4.65)
12/31/2017	490,908	1.29	to	1.29	631,638	4.02	1.35	to	1.35	4.89	to	4.89

Janus Henderson - Balanced Institutional Shares
12/31/2021	111,303	62.59	to	62.59	6,965,911	1.11	1.35	to	1.35	15.63	to	15.63
12/31/2020	119,486	54.12	to	54.12	6,466,972	2.42	1.35	to	1.35	12.79	to	12.79
12/31/2019	124,789	47.99	to	47.99	5,988,155	1.90	1.35	to	1.35	20.96	to	20.96
12/31/2018	134,457	39.67	to	39.67	5,334,233	2.17	1.35	to	1.35	(0.67)	to	(0.67)
12/31/2017	154,083	39.94	to	39.94	6,153,887	1.58	1.35	to	1.35	16.86	to	16.86

Janus Henderson - Global Research Institutional Shares
12/31/2021	69,422	36.14	to	36.14	2,508,761	0.51	1.35	to	1.35	16.52	to	16.52
12/31/2020	77,968	31.02	to	31.02	2,418,179	0.82	1.35	to	1.35	18.46	to	18.46
12/31/2019	83,894	26.18	to	26.18	2,196,487	1.00	1.35	to	1.35	27.32	to	27.32
12/31/2018	91,335	20.56	to	20.56	1,878,115	1.11	1.35	to	1.35	(8.11)	to	(8.11)
12/31/2017	106,011	22.38	to	22.38	2,372,395	0.81	1.35	to	1.35	25.34	to	25.34

12

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

MFS® Growth Initial Class
12/31/2021	34,082	$73.97	to	$73.97	$2,521,090	-%	1.35%	to	1.35%	21.89%	to	21.89%
12/31/2020	39,547	60.69	to	60.69	2,400,024	-	1.35	to	1.35	30.10	to	30.10
12/31/2019	41,632	46.65	to	46.65	1,942,029	-	1.35	to	1.35	36.31	to	36.31
12/31/2018	46,917	34.22	to	34.22	1,605,568	0.09	1.35	to	1.35	1.29	to	1.29
12/31/2017	54,926	33.78	to	33.78	1,855,640	0.10	1.35	to	1.35	29.66	to	29.66

MFS® Investors Trust Initial Class
12/31/2021	29,087	44.30	to	44.30	1,288,674	0.59	1.35	to	1.35	25.12	to	25.12
12/31/2020	36,034	35.41	to	35.41	1,275,910	0.62	1.35	to	1.35	12.35	to	12.35
12/31/2019	42,851	31.52	to	31.52	1,350,472	0.69	1.35	to	1.35	29.83	to	29.83
12/31/2018	45,531	24.27	to	24.27	1,105,265	0.63	1.35	to	1.35	(6.75)	to	(6.75)
12/31/2017	48,662	26.03	to	26.03	1,266,831	0.70	1.35	to	1.35	21.71	to	21.71

MFS® Research Initial Class
12/31/2021	11,428	50.20	to	50.20	573,711	0.54	1.35	to	1.35	23.14	to	23.14
12/31/2020	13,530	40.77	to	40.77	551,587	0.72	1.35	to	1.35	15.04	to	15.04
12/31/2019	14,615	35.44	to	35.44	517,928	0.78	1.35	to	1.35	31.18	to	31.18
12/31/2018	16,691	27.02	to	27.02	450,904	0.71	1.35	to	1.35	(5.65)	to	(5.65)
12/31/2017	19,318	28.63	to	28.63	553,117	1.34	1.35	to	1.35	21.73	to	21.73

MS VIF Core Plus Fixed Income Class I Shares
12/31/2021	34,903	21.60	to	21.60	753,755	3.84	1.35	to	1.35	(1.65)	to	(1.65)
12/31/2020	42,478	21.96	to	21.96	932,740	2.61	1.35	to	1.35	6.36	to	6.36
12/31/2019	71,323	20.64	to	20.64	1,472,439	4.05	1.35	to	1.35	9.40	to	9.40
12/31/2018	80,500	18.87	to	18.87	1,519,049	2.50	1.35	to	1.35	(1.98)	to	(1.98)
12/31/2017	97,558	19.25	to	19.25	1,878,148	3.14	1.35	to	1.35	4.83	to	4.83

MS VIF Emerging Markets Equity Class I Shares
12/31/2021	11,783	32.18	to	32.18	379,170	0.83	1.35	to	1.35	1.61	to	1.61
12/31/2020	13,506	31.67	to	31.67	427,720	1.35	1.35	to	1.35	12.91	to	12.91
12/31/2019	15,014	28.05	to	28.05	421,103	1.06	1.35	to	1.35	17.99	to	17.99
12/31/2018	15,619	23.77	to	23.77	371,258	0.46	1.35	to	1.35	(18.57)	to	(18.57)
12/31/2017	18,329	29.19	to	29.19	535,038	0.75	1.35	to	1.35	33.27	to	33.27

MS VIF Global Strategist Class I Shares
12/31/2021	18,634	21.10	to	21.10	393,103	1.83	1.35	to	1.35	6.92	to	6.92
12/31/2020	18,768	19.73	to	19.73	370,298	1.44	1.35	to	1.35	9.44	to	9.44
12/31/2019	21,017	18.03	to	18.03	378,905	1.87	1.35	to	1.35	16.20	to	16.20
12/31/2018	22,852	15.51	to	15.51	354,547	1.18	1.35	to	1.35	(7.76)	to	(7.76)
12/31/2017	26,937	16.82	to	16.82	453,067	1.24	1.35	to	1.35	14.57	to	14.57

TA BlackRock Government Money Market Initial Class
12/31/2021	1,100,171	1.09	to	1.09	1,198,074	0.00	1.35	to	1.35	(1.32)	to	(1.32)
12/31/2020	1,158,742	1.10	to	1.10	1,278,796	0.21	1.35	to	1.35	(1.05)	to	(1.05)
12/31/2019	680,720	1.12	to	1.12	759,221	1.96	1.35	to	1.35	0.61	to	0.61
12/31/2018	729,902	1.11	to	1.11	809,104	1.78	1.35	to	1.35	0.44	to	0.44
12/31/2017	740,700	1.10	to	1.10	817,459	0.01	1.35	to	1.35	(1.33)	to	(1.33)

TA WMC US Growth Initial Class
12/31/2021	177,720	80.46	to	80.46	14,298,733	0.08	1.35	to	1.35	19.06	to	19.06
12/31/2020	197,265	67.58	to	67.58	13,330,583	0.11	1.35	to	1.35	35.47	to	35.47
12/31/2019	221,337	49.88	to	49.88	11,041,051	0.13	1.35	to	1.35	38.18	to	38.18
12/31/2018	235,203	36.10	to	36.10	8,490,879	0.48	1.35	to	1.35	(1.13)	to	(1.13)
12/31/2017	267,438	36.51	to	36.51	9,765,073	0.42	1.35	to	1.35	27.48	to	27.48

13

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

14

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

15

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

16